SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Prepaid Expenses And Other Current Assets
Prepayment for inventories and others	$ 536,950	¥ 3,703,878	¥ 1,600,862
Prepaid taxes	73,685	508,292	365,950
Total	$ 610,635	¥ 4,212,170	¥ 1,966,812